Cover	May 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity File Number	001-39500
Entity Registrant Name	Creatd, Inc.
Entity Central Index Key	0001357671
Entity Tax Identification Number	87-0645394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	648 Broadway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(201)
Local Phone Number	258-3770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CRTD
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	CRTDW
Security Exchange Name	NASDAQ